Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Trade payables	348,707	302,708	290,239
Other payables	10,274	12,039	13,420
Accrued expenses	49,139	62,271	66,079
Social security and other taxes	13,472	20,595	18,529
	421,592	397,613	388,267
Less: non-current portion
Trade payables	189,693	160,649	159,719
Other payables	198	492	776
Non-current trade and other payables	189,891	161,141	160,495
Current trade and other payables	231,701	236,472	227,772